UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 2011

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW AUGUST 15, 2011

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1
Form 13F
Information Table Entry Total:   68
Form 13F
Information Table Value Total: 937,251 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL
INVESTMENT	OTHER	VOTING
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE


ADOBE SYSTEMS INC     COM	00724F101	 1,714 	 54,515 	SH		SOLE	01	 54,515
ALEXANDRIA RE EQUIT   COM	015271109	 8,623 	 111,376 	SH		SOLE	01	 111,376
AMERICA MOVIL SAB SPONSORED ADR	02364W105	 649 	 24,100 	SH		SOLE	01	 24,100
AMERICAN CAMPUS COMM  COM	024835100	 3,806 	 107,148 	SH		SOLE	01	 107,148
AMPHENOL CORP CL  A   COM	032095101	 4,589 	 85,000 	SH		SOLE	01	 85,000
APPLE INC             COM	037833100	 4,021 	 11,980 	SH		SOLE	01	 11,980
BOEING CO             COM	097023105	 1,899 	 25,680 	SH		SOLE	01	 25,680
BOSTON PROPERTIE INC  COM	101121101	 7,998 	 75,343 	SH		SOLE	01	 75,343
CABLEVISION SYS CL-A  COM	12686C109	 2,736 	 108,000 	SH		SOLE	01	 108,000
CAMDEN PROPERTY TST   COM	133131102	 25,942 407,768 	SH		SOLE	01	 407,768
CAPITAL ONE FINL CRP  COM	14040H105	 1,909 	 36,948 	SH		SOLE	01	 36,948
CATERPILLAR INC       COM	149123101	 5,192 	 48,773 	SH		SOLE	01	 48,773
CBL & ASSOC PROP      COM	124830100	 17,573 969,278 	SH		SOLE	01	 969,278
CHATHAM LODGING       COM	16208T102	 9,964 	 618,528 	SH		SOLE	01	 618,528
CHECK POINT SOFTWARE  COM	M22465104	 5,005 	 88,038 	SH		SOLE	01	 88,038
COACH INC             COM	189754104	 2,181 	 34,117 	SH		SOLE	01	 34,117
COCA-COLA FEMSA SASPONSORED ADR	191241108	 2,269 	 24,400 	SH		SOLE	01	 24,400
CORESITE REALTY CORP  COM	21870Q105	 7,164 	 436,835 	SH		SOLE	01	 436,835
DIGITAL REALY TR INC  COM	253868103	 63,646 1,030,209 	SH		SOLE	01	 1,030,209
DIRECTV CLASS A       COM	25490A101	 5,335 	 104,981 	SH		SOLE	01	 104,981
DOUGLAS EMMETT INC    COM	25960P109	 37,298 1,875,233 	SH		SOLE	01	 1,875,233
DUPONT FABROS TECH    COM	26613Q106	 79,146 3,140,730 	SH		SOLE	01	 3,140,730
EQUITY LIFESTYLE PR   COM	29472R108	 230 	 3,684 		SH		SOLE	01	 3,684
EQUITY RESIDENTIAL    COM	29476L107	 44,446 740,772 	SH		SOLE	01	 740,772
ESTERLINE TECHNOLOGY  COM	297425100	 2,445 	 32,000 	SH		SOLE	01	 32,000
EXPRESS INC	      COM	30219E103	 2,398 	 110,000 	SH		SOLE	01	 110,000
EXXON MOBIL CORP      COM	30231G102	 1,526 	 18,755 	SH		SOLE	01	 18,755
FEDERAL REALTY INVS   COM	313747206	 170 	 2,001 		SH		SOLE	01	 2,001
FLOWSERVE CORP        COM	34354P105	 1,593 	 14,500 	SH		SOLE	01	 14,500
FRANKLIN RESOURCES    COM	354613101	 5,186 	 39,500 	SH		SOLE	01	 39,500
GENERAL ELECTRIC CO   COM	369604103	 2,195 	 116,400 	SH		SOLE	01	 116,400
GENERAL GROWTH PROP   COM	370023103	 9,436 	 565,349 	SH		SOLE	01	 565,349
GOLDCORP INC          COM	380956409	 1,571 	 33,675 	SH		SOLE	01	 33,675
Grupo AeroportuariSPONSORED ADR	40051E202	 302 	 5,125 		SH		SOLE	01	 5,125
HCP INC               COM	40414L109	 4,128 	 112,502 	SH		SOLE	01	 112,502
HEALTH CARE REIT INC  COM	42217K106	 3,270 	 62,360 	SH		SOLE	01	 62,360
HERBALIFE LTD         COM	G4412G101	 5,951 	 103,251 	SH		SOLE	01	 103,251
HEWLETT-PACKARD CO    COM	428236103	 1,529 	 42,000 	SH		SOLE	01	 42,000
HOME PROPERTIES INC   COM	437306103	 48,412 795,209 	SH		SOLE	01	 795,209
HOSPIRA INC           COM	441060100	 1,983 	 35,000 	SH		SOLE	01	 35,000
HOST HOTELS & RESORT  COM	44107P104	 58,936 3,477,048 	SH		SOLE	01	 3,477,048
IMAX CORPORATION      COM	45245E109	 4,184 	 133,283 	SH		SOLE	01	 133,283
INTUIT INC            COM	461202103	 5,125 	 98,820 	SH		SOLE	01	 98,820
JOY GLOBAL INC        COM	481165108	 2,875 	 30,187 	SH		SOLE	01	 30,187
KANSAS CITY SOUTHERN  COM	485170302	 4,896 	 82,528 	SH		SOLE	01	 82,528
KIMCO REALTY CORP     COM	49446R109	 43,952 2,357,937 	SH		SOLE	01	 2,357,937
LASALLE HOTEL PROP    COM	517942108	 58,406 2,217,405 	SH		SOLE	01	 2,217,405
LKQ CORPORATION       COM	501889208	 5,233 	 200,570 	SH		SOLE	01	 200,570
MACERICH CO           COM	554382101	 38 	 710 		SH		SOLE	01	 710
MILLER ENERGY RESOURC COM	600527105	 1,280 	 200,000 	SH		SOLE	01	 200,000
NII HOLDINGS INC      COM	62913F201	 3,947 	 93,135 	SH		SOLE	01	 93,135
OCCIDENTAL PETROLEUM  COM	674599105	 4,058 	 39,000 	SH		SOLE	01	 39,000
PHILIP MORRIS INTL    COM	718172109	 2,070 	 31,000 	SH		SOLE	01	 31,000
PUBLIC STORAGE        COM	74460D109	 29,822  261,570 	SH		SOLE	01	 261,570
REGENCY CENTERS CORP  COM	758849103	 1,243 	 28,275 	SH		SOLE	01	 28,275
SILVER WHEATON CORP   COM	828336107	 2,126 	 66,783 	SH		SOLE	01	 66,783
SIMON PROP GROUP INC  COM	828806109	 122,869 1,057,120 	SH		SOLE	01	 1,057,120
STEVEN MADDEN LTD     COM	556269108	 4,969 	 132,463 	SH		SOLE	01	 132,463
TANGER FACT OUTLET    COM	875465106	 11,810  441,150 	SH		SOLE	01	 441,150
TATA MOTORS-SPON ASPONSORED ADR	876568502	 1,463 	 65,000 	SH		SOLE	01	 65,000
TAUBMAN CENTERS INC   COM	876664103	 40,464 683,517 	SH		SOLE	01	 683,517
TIDEWATER INC         COM	886423102	 1,614 	 30,000 	SH		SOLE	01	 30,000
U-STORE-IT TRUST      COM	91274F104	 22,822 2,169,389 	SH		SOLE	01	 2,169,389
VALE SA-SP ADR 	SPONSORED ADR	91912E105	 5,069 	 162,086 	SH		SOLE	01	 162,086
VITAMIN SHOPPE INC    COM	92849E101	 5,372 	 117,391 	SH		SOLE	01	 117,391
VORNADO REALTY TRUST  COM	929042109	 56,780 609,354 	SH		SOLE	01	 609,354